Acquisitions	12 Months Ended
Dec. 31, 2012
Acquisitions [Abstract]
Acquisitions
Acquisitions
The Company’s acquisitions have been accounted for as purchases. Net assets and results of operations are included in the Company’s consolidated financial statements commencing at the respective effective purchase dates. In connection with acquisitions, the Company records the estimated value of the net tangible assets purchased and the value of the identifiable intangible assets purchased, which typically consist of purchased customer lists, trademarks and non-compete agreements. The valuation of purchased intangible assets involves significant estimates and assumptions. Any change in assumptions could affect the carrying value of such intangible assets.

During 2012, Marsh completed the following twelve acquisitions:

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January - Marsh acquired Alexander Forbes' South African brokerage operations, including Alexander Forbes Risk Services and related ancillary operations and insurance broking operations in Botswana and Namibia to expand Marsh's presence in Africa. Marsh subsequently closed the acquisitions of the Alexander Forbes operations in Uganda, Malawi and Zambia.

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March - Marsh & McLennan Agency business ("MMA") acquired KSPH, LLC, a middle-market employee benefits agency based in Virginia, and Marsh acquired Cosmos Services (America) Inc., the U.S. insurance brokerage subsidiary of ITOCHU Corp., which specializes in commercial property/casualty, personal lines, and employee benefits brokerage services to U.S. subsidiaries of Japanese companies.

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June - MMA acquired Progressive Benefits Solutions, an employee benefits agency based in North Carolina, and Security Insurance Services, Inc., a Wisconsin-based insurance agency which offers property/casualty and employee benefits products and services to individuals and businesses.

•	August - MMA acquired Rosenfeld-Einstein, a South Carolina-based employee benefits service provider, and Eidson Insurance, a property/casualty and employee benefits services firm located in Florida.

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October - MMA acquired Howalt+McDowell, a South Dakota-based agency which offers property casualty, surety, personal protection and employee benefits insurance to individuals and businesses, and The Protector Group Insurance Agency, a Massachusetts-based agency which provides property casualty, employee benefits services, personal insurance and individual financial services.

•	November - MMA acquired Brower Insurance, an Ohio-based company providing employee benefits, property/casualty and consulting services.

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December - MMA acquired McGraw Wentworth, a Michigan-based company providing consulting services to mid-sized organizations, and Liscomb Hood Mason, a Minnesota-based company providing property/casualty and employee benefits products and services.

The MMA acquisitions were made to expand Marsh's presence in the U.S. middle-market business.
During 2012, Mercer completed the following three acquisitions:

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February - Mercer acquired the remaining 49% of Yokogawa-ORC, a global mobility firm based in Japan, which was previously accounted for under the equity method, and Pensjon & Finans, a leading Norway-based financial investment and pension consulting firm.

•	March - Mercer acquired REPCA, a France-based broking and advisory firm for employer health and benefits plans.
Total purchase consideration for acquisitions made during 2012 was $360 million, which consisted of cash paid of $252 million, deferred purchase and estimated contingent consideration of $46 million, and cash held in escrow of $62 million at December 31, 2011 that was released in the first quarter of 2012. Contingent consideration arrangements are primarily based on EBITDA and revenue targets over two to four years. The fair value of the contingent consideration was based on projected revenue and earnings of the acquired entities. Estimated fair values of assets acquired and liabilities assumed are subject to adjustment when purchase accounting is finalized. During 2012, the Company also paid $59 million of deferred purchase consideration and $30 million of contingent consideration related to acquisitions made in prior years. In addition, the Company paid $3 million to purchase other intangible assets during 2012.
The following table presents the preliminary allocation of the acquisition cost to the assets acquired and liabilities assumed, based on their fair values:

(In millions)	2012
Cash (includes $62 million held in escrow at December 31, 2011)	$314
Estimated fair value of deferred/contingent consideration	46
Total Consideration	$360
Allocation of purchase price:
Cash and cash equivalents	$22
Accounts receivable, net	8
Other current assets	—
Property, plant, and equipment	5
Intangible assets (primarily customer lists amortized over 10 years)	147
Goodwill	226
Other assets	5
Total assets acquired	413
Current liabilities	13
Other liabilities	40
Total liabilities assumed	53
Net assets acquired	$360

Prior Year Acquisitions
During 2011, the Company made seven acquisitions in its Risk and Insurance Services segment and five in its Consulting segment. In January 2011, Marsh acquired RJF Agencies, Inc., an independent insurance broking firm in the Midwest. In February 2011, Marsh acquired Hampton Roads Bonding, a surety bonding agency for commercial, road, utility, maritime and government contractors in the state of Virginia, and the Boston office of Kinloch Consulting Group, Inc. In July 2011, Marsh acquired Prescott Pailet Benefits, an employee benefits broker in the state of Texas. In October 2011, Marsh acquired the employee benefits division of Kaeding, Ernst & Co, a Massachusetts-based employee benefits, life insurance and financial planning consulting firm. In November 2011, Marsh acquired Gallagher & Associates, Inc., a property and casualty insurance agency based in Minnesota. In November 2011, Marsh acquired Seitlin Insurance, an insurance firm based in South Florida. These acquisitions were made to expand Marsh’s share in the middle-market through Marsh & McLennan Agency.
In January 2011, Mercer acquired Hammond Associates, an investment consulting company for endowments and foundations in the U.S. In June 2011, Mercer acquired Evaluation Associates LLC, an investment consulting firm. In July 2011, Mercer acquired Mahoney Associates, a health and benefits advisory firm based in South Florida. In August 2011, Mercer acquired Censeo Corporation, a human resource consulting firm based in Florida. In December 2011, Mercer acquired Alicia Smith & Associates, a Medicaid policy consulting firm based in Washington, D.C.
Total purchase consideration for the 2011 acquisitions was $197 million which consisted of cash paid of $164 million and deferred and estimated contingent consideration of $33 million. Contingent consideration arrangements are primarily based on EBITDA and revenue targets over two to four years. The fair value of the contingent consideration was based on projected revenue and earnings of the acquired entities. Estimated fair values of assets acquired and liabilities assumed are subject to adjustment when purchase accounting is finalized. The Company also paid $27 million of deferred purchase and contingent consideration related to acquisitions made in prior years. In addition, the Company paid $4 million to purchase other intangible assets during 2011.
In the second quarter of 2011, Marsh acquired the remaining minority interest of a previously majority owned entity for total purchase consideration of $8 million and accounted for this acquisition under the accounting guidance for consolidations and non-controlling interests. This guidance requires that changes in a parent’s ownership interest while retaining financial controlling interest in a subsidiary be accounted for as an equity transaction. Stepping up the acquired assets to fair value or the recording of goodwill is not permitted. Therefore, the Company recorded a decrease to additional paid-in capital in 2011 of $2 million related to this transaction.
In the first quarter of 2011, the Company paid deferred purchase consideration of $13 million related to the purchase in 2009 of the minority interest of a previously controlled entity.
Pro-Forma Information
While the Company does not believe its acquisitions are material in the aggregate, the following unaudited pro-forma financial data gives effect to the acquisitions made by the Company during 2012 and 2011. In accordance with accounting guidance related to pro-forma disclosures, the information presented for current year acquisitions is as if they occurred on January 1, 2011 and reflects acquisitions made in 2011 as if they occured on January 1, 2010. The pro-forma information adjusts for the effects of amortization of acquired intangibles. The unaudited pro-forma financial data is presented for illustrative purposes only and is not necessarily indicative of the operating results that would have been achieved if such acquisitions had occurred on the dates indicated, nor is it necessarily indicative of future consolidated results.

	Years Ended December 31,
(In millions, except per share data)	2012	2011	2010
Revenue	$12,013	$11,778	$10,839
Income from continuing operations	$1,214	$990	$580
Net income attributable to the Company	$1,187	$1,001	$870
Basic net income per share:
– Continuing operations	$2.18	$1.78	$1.03
– Net income attributable to the Company	$2.18	$1.84	$1.59
Diluted net income per share:
– Continuing operations	$2.15	$1.75	$1.02
– Net income attributable to the Company	$2.14	$1.81	$1.57

The consolidated statements of income for 2012 include approximately $113 million of revenue and $21 million of net operating income, respectively, related to acquisitions made during 2012.